Other Financial Liabilities (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Other Financial Liabilities

The Company’s other financial liabilities were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017
Dealer holdback programs and customers deposits	$96.9	$82.0	$78.1
Due to Bombardier Inc. (Note 27)	22.3	22.0	22.2
Derivative financial instruments	8.9	10.0	10.0
Due to a pension management company (Note 17)	2.3	2.7	5.1
Financial liability related to NCIB (Note 18)	—	38.6	—
Other	6.3	6.0	8.0
Total other financial liabilities	$136.7	$161.3	$123.4
Current	108.3	133.5	94.7
Non-current	28.4	27.8	28.7
Total other financial liabilities	$136.7	$161.3	$123.4